Income Tax (Deferred Tax Assets Not Recognized) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	¥ 607,753	¥ 432,634
2016 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	0	68,211
2017 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	63,733	63,733
2018 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	70,723	70,723
2019 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	140,591	140,591
2020 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	89,376	89,376
2021 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	243,330	0
Impairment losses on property, plant and equipment [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of temporary differences	486,592	456,623
Provision for inventories [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of temporary differences	47,582	46,190
Unused tax losses carried forward [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of temporary differences	¥ 607,753	¥ 432,634